Pensions and other post-employment benefits - Summary of Analysis of Defined Benefit Pension Obligation (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (14,385)	£ (14,500)	£ (20,191)
Funded
Disclosure of defined benefit plans [line items]
Defined benefit obligation	(13,782)	(13,887)	(19,419)
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (603)	£ (613)	£ (772)